Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS. PERFORMANCE
The following information provides detail on the relationship between executive compensation actually paid and certain financial performance metrics. For additional information on how the Company aligns executive compensation with Company performance, see “
Compensation Discussion and Analysis
”.

					Value of $100 Initial Investment Based On:
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income (Loss) (in thousands) ($)	Adjusted EBITDAR (in thousands) ($)
2025	14,697,487	18,124,227	3,829,169	4,780,449	206.98	81.82	1,843,273	1,353,762
2024	11,495,978	14,442,596	3,567,259	4,362,719	174.52	84.53	577,952	1,390,593
2023	11,410,646	14,804,618	3,318,748	4,115,190	148.99	84.71	620,023	1,394,791
2022	10,369,721	7,120,582	3,431,198	2,454,683	128.47	65.00	639,377	1,390,509
2021	14,740,782	25,387,421	4,531,494	7,532,905	152.77	87.18	463,846	1,365,985

(1)	Compensation actually paid to Mr. Smith for each of the fiscal years reported is calculated as follows:

	2025($)	2024($)	2023($)	2022($)	2021($)
Total compensation reported in Summary Compensation Table	14,697,487	11,495,978	11,410,646	10,369,721	14,740,782
Less: Grant date fair value of equity awarded in current year(a)	9,124,858	6,691,049	6,666,287	6,430,512	8,940,265
Plus:
Fair value as of December 31 of awards granted during and outstanding at the end of the fiscal year	9,535,969	7,324,944	6,181,611	4,952,415	10,841,081
Change in fair value of outstanding awards granted in prior fiscal years(b)	2,536,317	1,431,330	1,307,514	(2,628,668)	6,743,562
Vesting date fair value of equity awards granted and vested during the fiscal year	239,984	232,496	225,011	217,516	213,759
Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(c)	239,328	648,897	2,346,123	640,110	1,788,502
Earnings paid on unvested awards for dividends or other earnings	—	—	—	—	—
Less: Fair value as of December 31 of awards granted in prior fiscal years that did not meet vesting conditions	—	—	—	—	—
Compensation actually paid(d)	18,124,227	14,442,596	14,804,618	7,120,582	25,387,421

(a) Includes time-based RSUs and Performance Shares, which do not vest during the fiscal year awarded, and Career Shares, which vest 100% when granted.

(b)
Change in fair value from December 31 of the covered fiscal year compared to December 31 of the prior fiscal year. Each Performance Share included as part of the calculation represents a contingent right to receive up to a maximum of two shares of common stock, subject to satisfaction of certain performance metrics. Amounts reported assume the performance metrics will be achieved at the target performance level, which is the most probable outcome as of the end of the fiscal year, unless otherwise noted. Interim values based on assumption of the most probable outcome may not ultimately reflect actual payouts.

(c)	Change in fair value from vesting date compared to December 31 of the prior fiscal year.
(d)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(2)
NEOs included in the calculation for 2024 and 2025 are Messrs. Hirsberg, Thompson, Bogich, and Clinton, for 2023 are Messrs. Hirsberg, Thompson, Bogich, Clinton, and William S. Boyd, and for each of 2022 and 2021 are Messrs. Hirsberg, Thompson, Bogich, and Boyd.

(3)	Average compensation actually paid to non-CEO NEOs reported on an average basis is calculated as follows :

	2025($)	2024($)	2023($)	2022($)	2021($)
Total compensation reported in Summary Compensation Table	3,829,169	3,567,259	3,318,748	3,431,198	4,531,494
Less: Grant date fair value of equity awarded in current year(a)	2,154,729	1,885,237	1,724,816	1,751,000	2,350,193
Plus:
Fair value as of December 31 of awards granted during and outstanding at the end of the fiscal year	2,217,353	2,041,539	1,584,293	1,331,398	2,826,067
Change in fair value of outstanding awards granted in prior fiscal years(b)	748,763	412,304	362,981	(810,433)	2,023,149
Vesting date fair value of equity awards granted and vested during the fiscal year	82,789	78,666	86,706	94,075	94,086
Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(c)	57,104	148,188	487,278	159,445	408,302
Earnings paid on unvested awards for dividends or other earnings	—	—	—	—	—
Less: Fair value as of December 31 of awards granted in prior fiscal years that did not meet vesting conditions	—	—	—	—	—
Compensation actually paid(d)	4,780,449	4,362,719	4,115,190	2,454,683	7,532,905

(a)  Includes time-based RSUs and Performance Shares, which do not vest during the fiscal year awarded, and Career Shares. As of December 31, 2025, Messrs. Thompson and Bogich were fully vested in each of their respective Career Shares, Mr. Hirsberg was 75% vested, and Mr. Clinton was entirely unvested. See “
Compensation Discussion and Analysis—Long-Term Incentives
.”

(b)
Change in fair value from December 31 of the covered fiscal year compared to December 31 of the prior fiscal year. Each Performance Share included as part of the calculation represents a contingent right to receive up to a maximum of two shares of common stock, subject to satisfaction of certain performance metrics. Amounts reported assume the performance metrics will be achieved at the target performance level, which is the most probable outcome as of the end of the fiscal year, unless otherwise noted. Interim values based on assumption of the most probable outcome may not ultimately reflect actual payouts.

(c)	Change in fair value from vesting date compared to December 31 of the prior fiscal year.
(d)	The assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)	Assumes $100 was invested on December 31, 2020.
(5)	Represents the cumulative total return of the Dow Jones U.S. Gambling Index and assumes $100 was invested on December 31, 2020.

Company Selected Measure Name	AdjustedEBITDAR
Named Executive Officers, Footnote	NEOs included in the calculation for 2024 and 2025 are Messrs. Hirsberg, Thompson, Bogich, and Clinton, for 2023 are Messrs. Hirsberg, Thompson, Bogich, Clinton, and William S. Boyd, and for each of 2022 and 2021 are Messrs. Hirsberg, Thompson, Bogich, and Boyd.
Peer Group Issuers, Footnote	Represents the cumulative total return of the Dow Jones U.S. Gambling Index and assumes $100 was invested on December 31, 2020.
PEO Total Compensation Amount	$ 14,697,487	$ 11,495,978	$ 11,410,646	$ 10,369,721	$ 14,740,782
PEO Actually Paid Compensation Amount	$ 18,124,227	14,442,596	14,804,618	7,120,582	25,387,421
Adjustment To PEO Compensation, Footnote

	2025($)	2024($)	2023($)	2022($)	2021($)
Total compensation reported in Summary Compensation Table	14,697,487	11,495,978	11,410,646	10,369,721	14,740,782
Less: Grant date fair value of equity awarded in current year(a)	9,124,858	6,691,049	6,666,287	6,430,512	8,940,265
Plus:
Fair value as of December 31 of awards granted during and outstanding at the end of the fiscal year	9,535,969	7,324,944	6,181,611	4,952,415	10,841,081
Change in fair value of outstanding awards granted in prior fiscal years(b)	2,536,317	1,431,330	1,307,514	(2,628,668)	6,743,562
Vesting date fair value of equity awards granted and vested during the fiscal year	239,984	232,496	225,011	217,516	213,759
Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(c)	239,328	648,897	2,346,123	640,110	1,788,502
Earnings paid on unvested awards for dividends or other earnings	—	—	—	—	—
Less: Fair value as of December 31 of awards granted in prior fiscal years that did not meet vesting conditions	—	—	—	—	—
Compensation actually paid(d)	18,124,227	14,442,596	14,804,618	7,120,582	25,387,421

(a) Includes time-based RSUs and Performance Shares, which do not vest during the fiscal year awarded, and Career Shares, which vest 100% when granted.

(b)
Change in fair value from December 31 of the covered fiscal year compared to December 31 of the prior fiscal year. Each Performance Share included as part of the calculation represents a contingent right to receive up to a maximum of two shares of common stock, subject to satisfaction of certain performance metrics. Amounts reported assume the performance metrics will be achieved at the target performance level, which is the most probable outcome as of the end of the fiscal year, unless otherwise noted. Interim values based on assumption of the most probable outcome may not ultimately reflect actual payouts.

(c)	Change in fair value from vesting date compared to December 31 of the prior fiscal year.
(d)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 3,829,169	3,567,259	3,318,748	3,431,198	4,531,494
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,780,449	4,362,719	4,115,190	2,454,683	7,532,905
Adjustment to Non-PEO NEO Compensation Footnote

	2025($)	2024($)	2023($)	2022($)	2021($)
Total compensation reported in Summary Compensation Table	3,829,169	3,567,259	3,318,748	3,431,198	4,531,494
Less: Grant date fair value of equity awarded in current year(a)	2,154,729	1,885,237	1,724,816	1,751,000	2,350,193
Plus:
Fair value as of December 31 of awards granted during and outstanding at the end of the fiscal year	2,217,353	2,041,539	1,584,293	1,331,398	2,826,067
Change in fair value of outstanding awards granted in prior fiscal years(b)	748,763	412,304	362,981	(810,433)	2,023,149
Vesting date fair value of equity awards granted and vested during the fiscal year	82,789	78,666	86,706	94,075	94,086
Change in fair value of awards granted in prior fiscal years and vested during the covered fiscal year(c)	57,104	148,188	487,278	159,445	408,302
Earnings paid on unvested awards for dividends or other earnings	—	—	—	—	—
Less: Fair value as of December 31 of awards granted in prior fiscal years that did not meet vesting conditions	—	—	—	—	—
Compensation actually paid(d)	4,780,449	4,362,719	4,115,190	2,454,683	7,532,905

(a)  Includes time-based RSUs and Performance Shares, which do not vest during the fiscal year awarded, and Career Shares. As of December 31, 2025, Messrs. Thompson and Bogich were fully vested in each of their respective Career Shares, Mr. Hirsberg was 75% vested, and Mr. Clinton was entirely unvested. See “
Compensation Discussion and Analysis—Long-Term Incentives
.”

(b)
Change in fair value from December 31 of the covered fiscal year compared to December 31 of the prior fiscal year. Each Performance Share included as part of the calculation represents a contingent right to receive up to a maximum of two shares of common stock, subject to satisfaction of certain performance metrics. Amounts reported assume the performance metrics will be achieved at the target performance level, which is the most probable outcome as of the end of the fiscal year, unless otherwise noted. Interim values based on assumption of the most probable outcome may not ultimately reflect actual payouts.

(c)	Change in fair value from vesting date compared to December 31 of the prior fiscal year.
(d)	The assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Total Shareholder Return (“TSR”)
As described in “
Compensation Discussion and Analysis
”, equity awards comprise approximately 60% of our CEO’s total target compensation awarded during the fiscal year. These awards consist of Performance Shares, time-based RSUs, and Career RSUs. Generally, time-based RSUs and Performance Shares do not vest during the year awarded. Subject to certain exceptions as noted above, the degree to which career shares may be distributed at retirement depends on the satisfaction of certain age and service criteria. The following graph demonstrates the relationship between compensation actually paid and cumulative TSR considering the Company’s emphasis on long-term equity awards.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following table demonstrates the relationship between compensation actually paid and net income, which is not a performance metric used in our overall compensation program but is related to Adjusted EBITDAR, which is included in our compensation program. See “
—
Compensation Actually Paid and Adjusted EBITDAR
”.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDAR
We believe Adjusted EBITDAR is the most important indicator of our financial performance, which is indicated by the relative significance it bears in achievement of short- and long-term incentives. See “
Compensation Discussion and Analysis
”. The graph below demonstrates the relationship between compensation actually paid and Adjusted EBITDAR.

Tabular List, Table
Financial Performance Measures
We structure our pay principles to balance achievement of short- and long-term goals with a focus on Company performance, as described in “
Compensation Discussion and Analysis
”. We view the following financial performance measures as the most important financial performance measures in determining compensation actually paid to our CEO and other NEOs for the most recently completed fiscal year:

•	Adjusted EBITDAR;

•	Consolidated Adjusted EBITDAR margin; and

•	Return on invested capital (“ROIC”).

Total Shareholder Return Amount	$ 206.98	174.52	148.99	128.47	152.77
Peer Group Total Shareholder Return Amount	81.82	84.53	84.71	65	87.18
Net Income (Loss)	$ 1,843,273,000	$ 577,952,000	$ 620,023,000	$ 639,377,000	$ 463,846,000
Company Selected Measure Amount	1,353,762,000	1,390,593,000	1,394,791,000	1,390,509,000	1,365,985,000
PEO Name	Mr. Smith
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAR
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDAR margin
Measure:: 3
Pay vs Performance Disclosure
Name	Return on invested capital (“ROIC”)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,124,858)	$ (6,691,049)	$ (6,666,287)	$ (6,430,512)	$ (8,940,265)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,535,969	7,324,944	6,181,611	4,952,415	10,841,081
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,536,317	1,431,330	1,307,514	(2,628,668)	6,743,562
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	239,984	232,496	225,011	217,516	213,759
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	239,328	648,897	2,346,123	640,110	1,788,502
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,154,729)	(1,885,237)	(1,724,816)	(1,751,000)	(2,350,193)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,217,353	2,041,539	1,584,293	1,331,398	2,826,067
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	748,763	412,304	362,981	(810,433)	2,023,149
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,789	78,666	86,706	94,075	94,086
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,104	148,188	487,278	159,445	408,302
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0